Trading assets and liabilities	12 Months Ended
Dec. 31, 2018
Trading assets and liabilities
16 Trading assets and liabilities
end of	2018	2017
Trading assets (CHF million)
Debt securities	62,135	72,765
Equity securities	46,463	55,722
Derivative instruments [1]	18,312	19,621
Other	5,293	8,226
Trading assets	132,203	156,334
Trading liabilities (CHF million)
Short positions	26,946	24,465
Derivative instruments [1]	15,223	14,654
Trading liabilities	42,169	39,119
1 Amounts shown after counterparty and cash collateral netting.
end of	2018	2017
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	20,216	23,288
Cash collateral received	13,213	14,996
Cash collateral on derivatives instruments – not netted (CHF million) [2]
Cash collateral paid	7,057	5,141
Cash collateral received	6,903	8,644
1 Recorded as cash collateral netting on derivative instruments in Note 27 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 23 – Other assets and other liabilities.

Bank
Trading assets and liabilities
15 Trading assets and liabilities
end of	2018	2017
Trading assets (CHF million)
Debt securities	62,216	72,826
Equity securities	46,517	55,822
Derivative instruments [1]	18,402	19,900
Other	5,292	8,226
Trading assets	132,427	156,774
Trading liabilities (CHF million)
Short positions	26,948	24,478
Derivative instruments [1]	15,223	14,654
Trading liabilities	42,171	39,132
1 Amounts shown after counterparty and cash collateral netting.
end of	2018	2017
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	20,333	23,587
Cash collateral received	13,213	14,996
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	7,057	5,142
Cash collateral received	6,903	8,644
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.